United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Six months ended 08/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2012
Share Class	Ticker
Service*	FHYTX
*formerly, Institutional Service Shares
Federated High Yield Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	13.4%
Health Care	9.7%
Energy	7.4%
Media Non-Cable	7.0%
Automotive	5.9%
Financial Institutions	5.5%
Packaging	4.3%
Consumer Products	4.2%
Food & Beverage	3.9%
Gaming	3.9%
Retailers	3.9%
Utilities	3.8%
Other[3]	21.6%
Derivative Contracts[4,5]	0.0%
Cash Equivalents[6]	4.1%
Other Assets and Liabilities—Net[7]	1.4%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—85.0%
		Aerospace/Defense—0.7%
$375,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$315,000
550,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	574,750
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	211,000
721,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	768,523
125,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	131,875
		TOTAL	2,001,148
		Automotive—5.3%
725,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	737,687
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	504,688
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	521,906
225,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	234,281
1,000,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,060,000
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	381,063
1,175,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	967,906
500,000		Ford Motor Credit Co., 2.75%, 5/15/2015	506,805
1,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,047,633
300,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	332,576
525,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	566,446
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	683,312
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,036,031
700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	747,250
925,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	851,000
200,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	217,500
1,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,350,562
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	501,125
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	410,625
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	410,625
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Automotive—continued
$650,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	$728,000
600,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	643,500
1,575,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,580,906
		TOTAL	16,021,427
		Building Materials—2.8%
175,000		Anixter International, Inc., 5.625%, 5/1/2019	183,750
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	328,500
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	275,000
500,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	534,375
975,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	1,032,281
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	842,000
1,050,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,050,000
1,025,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,094,187
325,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	357,500
975,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,001,813
1,025,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,054,469
650,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	698,750
		TOTAL	8,452,625
		Chemicals—1.8%
250,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	235,000
625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	632,813
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	451,500
600,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	687,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	356,688
600,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	606,000
875,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	643,125
675,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	686,812
541,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	592,395
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Chemicals—continued
$300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	$376,385
		TOTAL	5,267,718
		Construction Machinery—0.7%
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	632,500
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	312,813
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,263,125
		TOTAL	2,208,438
		Consumer Products—3.7%
825,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	872,437
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,029,375
650,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	696,312
1,025,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	1,130,062
75,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	83,438
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	458,469
256,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	278,720
1,175,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,170,594
1,200,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	1,227,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	255,063
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	104,688
525,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	562,406
550,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	570,630
700,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	737,625
200,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	229,250
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,616,875
		TOTAL	11,022,944
		Energy—6.9%
650,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	172,250
800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	804,000
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	273,625
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	266,875
375,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	421,875
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy—continued
$1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	$1,168,500
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,094,625
750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	756,562
575,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	554,875
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	136,875
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	810,844
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	548,953
625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	618,750
275,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	290,813
400,000		Concho Resources, Inc., 5.50%, 4/1/2023	414,500
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	420,000
24,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	27,360
200,000	[1,2]	EP Energy LLC, Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	214,750
825,000	[1,2]	EP Energy LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	898,219
125,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	133,438
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	812,000
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	731,250
1,025,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,004,500
600,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	613,500
425,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	445,187
275,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	275,000
425,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	461,125
375,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	334,688
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,053,187
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	676,000
525,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	569,625
250,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	265,000
475,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	483,312
100,000	[1,2]	Sandridge Energy, Inc., Series 144A, 7.50%, 2/15/2023	100,750
850,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	889,312
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy—continued
$225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	$251,438
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	266,250
475,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	475,594
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	838,937
		TOTAL	20,574,344
		Entertainment—0.8%
850,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	969,000
375,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	421,875
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	785,750
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	279,375
		TOTAL	2,456,000
		Financial Institutions—5.3%
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	558,125
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	712,500
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	890,000
1,000,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,084,402
1,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,145,376
475,000		CIT Group, Inc., 5.00%, 5/15/2017	495,484
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,435,156
175,000		CIT Group, Inc., 5.375%, 5/15/2020	182,328
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	558,457
1,554,839	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	1,558,338
1,250,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,260,931
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	550,496
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	528,430
475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	534,375
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,801,875
275,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	293,563
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	239,063
1,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	2,019,438
		TOTAL	15,848,337
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Food & Beverage—3.9%
$1,550,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	$1,590,703
325,000		Aramark Services, Inc., Floating Rate Note—Sr. Note, 3.945%, 2/1/2015	325,812
375,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	408,516
200,000		Constellation Brands, Inc., 4.625%, 3/1/2023	204,500
775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	826,344
1,050,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,177,312
1,625,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,631,094
1,800,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,998,000
250,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	266,250
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	825,000
400,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	410,500
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	532,594
1,450,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,489,875
		TOTAL	11,686,500
		Gaming—3.4%
825,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	843,562
779,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	817,950
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	484,875
75,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	76,125
1,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,244,875
900,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	889,875
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	895,500
675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	683,438
1,275,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,337,156
400,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	428,000
675,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	718,875
915,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	905,978
850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	909,500
		TOTAL	10,235,709
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Health Care—9.3%
$925,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	$962,000
1,950,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,093,812
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	785,313
1,000,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	920,000
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	215,000
125,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	133,438
225,000		DaVita, Inc., 5.75%, 8/15/2022	235,125
1,475,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,581,937
900,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	994,500
1,675,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,829,937
500,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	534,375
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	736,250
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	189,875
2,150,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,402,625
500,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	531,875
1,425,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,366,219
475,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	402,563
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,120,000
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,574,625
100,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	110,750
850,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	903,125
700,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	735,000
875,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	943,906
550,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	580,250
1,796,718		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,860,726
1,750,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	1,775,156
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,450,625
825,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	884,813
		TOTAL	27,853,820
		Industrial - Other—3.1%
225,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	234,000
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	244,125
900,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	906,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Industrial - Other—continued
$950,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	$1,014,125
625,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	659,375
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	156,000
525,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	555,188
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	703,500
700,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	588,000
400,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	414,000
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	517,125
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	309,750
90,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	100,800
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,109,937
750,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	828,750
950,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,028,375
72,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	79,560
		TOTAL	9,449,360
		Lodging—0.1%
175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	188,563
		Media - Cable—0.9%
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	195,125
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	136,250
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,201,750
175,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	177,625
1,075,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	1,088,438
		TOTAL	2,799,188
		Media - Non-Cable—5.6%
525,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	597,187
1,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,207,500
725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	791,156
1,025,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	999,375
150,000		Clear Channel Worldwide, Series WI-A, 7.625%, 3/15/2020	144,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Media - Non-Cable—continued
$1,150,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	$1,273,625
925,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	878,750
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	907,500
592,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	637,880
800,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	860,000
1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	38,188
275,000		Intelsat Bermuda Ltd., Company Guarantee, 11.50%, 2/4/2017	289,781
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	719,875
552,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	583,050
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	757,750
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	817,500
200,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	213,000
39,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	38,708
281,997		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	280,587
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	405,000
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	367,250
375,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	345,938
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,356,000
675,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	678,375
725,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	770,312
750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	832,500
		TOTAL	16,790,787
		Metals & Mining—0.3%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
825,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	843,563
		TOTAL	843,623
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Packaging—3.8%
$1,675,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	$1,758,750
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	217,000
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	278,750
1,320,563		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,346,974
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	115,000
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	959,625
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	810,188
850,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	839,375
475,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	483,313
1,450,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,480,812
1,225,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,301,562
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	216,500
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	156,000
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,327,750
		TOTAL	11,291,599
		Paper—0.3%
75,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	82,313
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	168,375
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	624,000
		TOTAL	874,688
		Restaurants—1.2%
1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,888,562
1,125,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	1,288,125
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.968%, 3/15/2014	569,969
		TOTAL	3,746,656
		Retailers—3.6%
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	935,000
1,025,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	978,875
1,650,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,685,062
1,250,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,337,500
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,480,687
975,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	1,035,938
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Retailers—continued
$75,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	$81,094
550,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	617,375
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,442,031
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	307,500
775,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	810,844
		TOTAL	10,711,906
		Services—1.3%
850,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	888,250
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	985,125
700,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	717,500
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	613,250
225,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	223,875
425,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	445,187
		TOTAL	3,873,187
		Technology—12.4%
325,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	321,750
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	973,750
150,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	158,250
1,075,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	639,625
975,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,018,875
850,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	973,250
350,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	377,125
1,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,650,000
200,000	[1,2]	Ceridian Corp., Series 144A, 8.875%, 7/15/2019	215,500
1,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,210,781
1,150,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,190,250
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,021,250
1,075,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,161,000
1,475,000		Epicor Software Corp., 8.625%, 5/1/2019	1,526,625
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Technology—continued
$100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	$110,500
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	450,000
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	348,688
2,625,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,631,562
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,223,437
875,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	907,813
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	842,813
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,047,562
700,000		Iron Mountain, Inc., 5.75%, 8/15/2024	710,500
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	225,000
800,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	805,000
1,075,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,126,734
675,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	756,000
600,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	595,500
150,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	154,125
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	957,375
800,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	598,000
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	292,875
1,100,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,182,500
525,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	570,938
1,600,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	1,832,000
1,075,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,158,312
1,025,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,009,625
625,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	643,750
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	453,688
500,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	513,125
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	107,750
1,150,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,247,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Technology—continued
$425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	$503,625
975,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	1,062,750
625,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	615,625
		TOTAL	37,122,953
		Transportation—0.2%
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	290,125
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	323,375
		TOTAL	613,500
		Utility - Electric—1.4%
600,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	669,000
250,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	256,563
600,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	642,000
325,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	366,437
186,668	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	146,115
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	405,937
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	833,125
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	603,750
275,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	222,750
		TOTAL	4,145,677
		Utility - Natural Gas—2.4%
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	573,375
625,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	656,250
700,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	748,562
75,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	85,638
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	202,981
1,175,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,357,125
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	407,813
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	216,500
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	560,437
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	295,625
162,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	179,010
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	$271,250
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	586,500
696,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.375%, 8/1/2021	737,760
200,000		Targa Resources, Inc., 6.875%, 2/1/2021	216,000
225,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	236,250
		TOTAL	7,331,076
		Wireless Communications—3.2%
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	856,000
350,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	356,125
701,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	711,515
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	599,500
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	252,000
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	986,813
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	378,000
2,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,388,750
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,594,562
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,093,812
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	329,250
		TOTAL	9,546,327
		Wireline Communications—0.6%
375,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	374,531
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	332,719
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,236,688
		TOTAL	1,943,938
		TOTAL CORPORATE BONDS (IDENTIFIED COST $247,343,845)	254,902,038
		COMMON STOCKS—7.4%
		Automotive—0.6%
190,787	[3]	Exide Technologies	583,808
7,068	[3]	General Motors Co.	150,902
1,750,000	[1,3]	General Motors Corp., Escrow Shares	0
1,774	[3]	Motors Liquidation Co.	25,404
112,032	[3]	Stoneridge, Inc.	708,042
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Automotive—continued
47,717	[3]	Tower International, Inc.	$359,309
		TOTAL	1,827,465
		Chemicals—0.4%
130,650	[3]	Ferro Corp.	428,532
92,350	[3]	Omnova Solutions, Inc.	719,406
		TOTAL	1,147,938
		Consumer Products—0.5%
50,176	[3]	Prestige Brands Holdings, Inc.	805,827
21,440		Spectrum Brands Holdings, Inc.	789,635
		TOTAL	1,595,462
		Energy—0.4%
65,256	[3]	Basic Energy Services, Inc.	724,342
50,000	[3]	Forbes Energy Services Ltd.	185,000
74,271	[3]	Forbes Energy Services Ltd.	274,254
		TOTAL	1,183,596
		Gaming—0.5%
42,129		Ameristar Casinos, Inc.	709,874
7,520		Wynn Resorts Ltd.	775,838
		TOTAL	1,485,712
		Health Care—0.3%
291,986	[3]	Radnet, Inc.	817,561
		Industrial - Other—0.3%
6,063		Belden, Inc.	206,930
55,391	[3]	International Wire Group Holdings, Inc.	830,865
		TOTAL	1,037,795
		Media - Non-Cable—1.3%
385,617	[3]	Crown Media Holdings, Inc., Class A	663,261
265,974	[3]	Cumulus Media, Inc., Class A	736,748
106,777	[3]	Entercom Communication Corp.	675,899
476,788	[3]	Entravision Communications Corp.	543,538
68,691		Interpublic Group of Cos., Inc.	730,872
56,752	[3]	Nexstar Broadcasting Group, Inc., Class A	491,472
		TOTAL	3,841,790
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Metals & Mining—0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	$0
		Other—0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging—0.5%
16,147		Greif, Inc., Class A	718,542
58,452		Sealed Air Corp.	834,110
		TOTAL	1,552,652
		Paper—0.7%
21,963	[3]	Clearwater Paper Corp.	828,445
98,434	[3]	Graphic Packaging Holding Co.	550,246
11,890		Rock-Tenn Co.	793,895
		TOTAL	2,172,586
		Retailers—0.2%
47,458	[3]	Express, Inc.	740,819
		Services—0.3%
81,928	[3]	Garda World Security Corp.	772,945
		Technology—0.9%
68,794	[3]	Freescale Semiconductor Ltd.	688,628
46,598		IGATE Capital Corp.	750,694
97,872	[3]	Kemet Corp.	456,083
60,072	[3]	Magnachip Semiconductor Corp.	811,573
		TOTAL	2,706,978
		Textile—0.3%
59,964		The Jones Group, Inc.	759,744
		Wireless Communications—0.2%
75,653	[3]	MetroPCS Communications, Inc.	736,104
		TOTAL COMMON STOCKS (IDENTIFIED COST $30,077,405)	22,379,147
		Preferred Stock—0.2%
		Finance - Commercial—0.2%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,345)	511,789
		WARRANTS—0.0%
		Automotive—0.0%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	80,441
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		WARRANTS—continued
		Automotive—continued
6,425	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	$48,573
		TOTAL WARRANTS (IDENTIFIED COST $754,803)	129,014
		EXCHANGE-TRADED FUNDS—0.7%
		Financial Services—0.7%
8,760		iShares MSCI EAFE Index Fund	452,016
24,798		iShares Russell 1000 Growth Fund	1,636,916
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,125,918)	2,088,932
		MUTUAL FUNDS—5.3%[6]
150,000		Federated Bank Loan Core Fund	1,521,000
45,169		Federated InterContinental Fund, Institutional Shares	2,047,937
14,766		Federated Max-Cap Index Fund, Institutional Shares	211,004
12,052,534	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	12,052,534
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,328,210)	15,832,475
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $296,800,526)[8]	295,843,395
		OTHER ASSETS AND LIABILITIES - NET—1.4%[9]	4,100,971
		TOTAL NET ASSETS—100%	$299,944,366

At August 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/4/2012	47,472 Canadian Dollar	$47,797	$(361)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $89,934,779, which represented 30.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2012, these liquid restricted securities amounted to $88,834,039, which represented 29.6% of total net assets.
Semi-Annual Shareholder Report

3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $296,955,746.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$254,863,790	$38,248[2]	$254,902,038
Equity Securities:
Common Stock
Domestic	20,917,574	—	0[2]	20,917,574
International	1,461,573	—	0	1,461,573
Preferred Stock
Domestic	—	511,789	—	511,789
Warrants	129,014	—	—	129,014
Exchange-Traded Funds	2,088,932			2,088,932
Mutual Funds	15,832,475	—	—	15,832,475
TOTAL SECURITIES	$40,429,568	$255,375,579	$38,248	$295,843,395
OTHER FINANCIAL INSTRUMENTS[3]	$(361)	$—	$—	$(361)
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $20,563 of a corporate bond security and $26,250 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2012	Year Ended February 28 or 29,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.05	$6.11	$5.47	$3.85	$5.56	$6.16
Income From Investment Operations:
Net investment income	0.19	0.39	0.39	0.41	0.44	0.44
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	0.06	(0.06)	0.66	1.60	(1.70)	(0.60)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.33	1.05	2.01	(1.26)	(0.16)
Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.41)	(0.39)	(0.45)	(0.44)
Redemption Fees	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Regulatory Settlement Proceeds	0.12[2]	—	—	—	—	—
Net Asset Value, End of Period	$6.23	$6.05	$6.11	$5.47	$3.85	$5.56
Total Return[3]	6.28%[2]	5.84%	19.87%	53.93%	(23.80)%	(2.83)%
Ratios to Average Net Assets:
Net expenses	0.99%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	6.07%[4]	6.42%	6.78%	8.30%	8.92%	7.55%
Expense waiver/reimbursement[5]	0.25%[4]	0.28%	0.29%	0.28%	0.32%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$299,944	$244,257	$254,077	$196,921	$126,855	$207,270
Portfolio turnover	16%	50%	50%	37%	20%	30%
1	Represents less than $0.01.
2	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 1.85% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2012 (unaudited)
Assets:
Total investment in securities, at value including $15,832,475 of investment in affiliated holdings (Note 5) (identified cost $296,800,526)		$295,843,395
Cash		280,188
Income receivable		5,329,641
Receivable for investments sold		1,753,009
Receivable for shares sold		1,651,596
TOTAL ASSETS		304,857,829
Liabilities:
Payable for investments purchased	$4,165,293
Payable for shares redeemed	539,760
Unrealized depreciation on foreign exchange contracts	361
Income distribution payable	107,266
Payable for Directors'/Trustees' fees	256
Payable for shareholder services fee (Note 5)	57,369
Accrued expenses	43,158
TOTAL LIABILITIES		4,913,463
Net assets for 48,117,451 shares outstanding		$299,944,366
Net Assets Consist of:
Paid-in capital		$347,208,291
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(957,395)
Accumulated net realized loss on investments, options, swap contracts and foreign currency transactions		(46,034,078)
Distributions in excess of net investment income		(272,452)
TOTAL NET ASSETS		$299,944,366
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($299,944,366 ÷ 48,117,451 shares outstanding), no par value, unlimited shares authorized		$6.23
Redemption proceeds per share (98.00/100 of $6.23)		$6.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2012 (unaudited)
Investment Income:
Dividends (including $14,183 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $1,598)			$172,015
Interest			9,159,357
TOTAL INCOME			9,331,372
Expenses:
Investment adviser fee (Note 5)		$990,225
Administrative fee (Note 5)		102,990
Custodian fees		8,722
Transfer and dividend disbursing agent fees and expenses		98,125
Directors'/Trustees' fees		4,208
Auditing fees		13,913
Legal fees		3,791
Portfolio accounting fees		46,180
Shareholder services fee (Note 5)		313,055
Account administration fee		9,893
Share registration costs		24,122
Printing and postage		17,372
Insurance premiums		2,039
Miscellaneous		2,891
TOTAL EXPENSES		1,637,526
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(321,444)
Waiver of administrative fee	(2,515)
TOTAL WAIVERS AND REIMBURSEMENT		(323,959)
Net expenses			1,313,567
Net investment income			8,017,805
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $55,134 on sales of investments in affiliated holdings (Note 5))			2,510,928
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			926,129
Net realized and unrealized gain on investments and foreign currency transactions			3,437,057
Change in net assets resulting from operations			$11,454,862
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2012	Year Ended 2/29/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,017,805	$16,079,529
Net realized gain on investments and foreign currency transactions	2,510,928	8,149,743
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	926,129	(14,412,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,454,862	9,816,833
Distributions to Shareholders:
Distributions from net investment income	(8,349,592)	(16,704,430)
Share Transactions:
Proceeds from sale of shares	64,700,467	110,457,380
Net asset value of shares issued to shareholders in payment of distributions declared	7,466,037	14,508,419
Cost of shares redeemed	(24,799,937)	(128,142,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,366,567	(3,177,078)
Redemption Fees	18,955	244,290
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	5,197,062	—
Change in net assets	55,687,854	(9,820,385)
Net Assets:
Beginning of period	244,256,512	254,076,897
End of period (including undistributed (distributions in excess of) net investment income of $(272,452) and $59,335, respectively)	$299,944,366	$244,256,512
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2012 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default). The Fund offers one class of shares: Service Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 2/28/2012	$1,070,594	$639,625
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$361,419	$315,000
CVC Claims Litigation LLC	3/26/1997 – 8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$186,669	$146,115
General Motors Corp., Escrow Shares	4/21/2011	$36,502	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$361
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2012
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(361)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 8/31/2012	Year Ended 2/29/2012
Shares sold	10,594,245	18,556,368
Shares issued to shareholders in payment of distributions declared	1,223,798	2,459,650
Shares redeemed	(4,088,405)	(22,234,408)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,729,638	(1,218,390)
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2012, the redemption fees for the Fund's Service Shares amounted to $18,955. For the year ended February 29, 2012, the redemption fees for Service Shares amounted to $244,290.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At August 31, 2012, the cost of investments for federal tax purposes was $296,955,746. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $1,112,351. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,714,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,826,614.
At February 29, 2012, the Fund had a capital loss carryforward of $37,599,571 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$4,449,545	N/A	$4,449,545
2015	$3,020,106	N/A	$3,020,106
2016	$4,060,589	N/A	$4,060,589
2017	$7,603,250	N/A	$7,603,250
2018	$12,433,579	N/A	$12,433,579
2019	$6,032,502	N/A	$6,032,502
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2012, the Adviser voluntarily waived $306,959 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. For the six months ended August 31, 2012, FAS waived $2,515 of its fee.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended August 31, 2012, FSSC received $15,515 of fees paid by the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended August 31, 2012, the Adviser reimbursed $14,485. Transactions involving the affiliated holdings during the six months ended August 31, 2012, were as follows:
	Federated Bank Loan Core Fund	Federated InterContinental Fund, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Federated Max-Cap Index Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/29/2012	—	46,946	1,692,579	77,381	1,816,906
Purchases/Additions	150,000	3,811	51,207,602	683	51,362,096
Sales/Reductions	—	5,588	40,847,647	63,298	40,916,533
Balance of Shares Held 8/31/2012	150,000	45,169	12,052,534	14,766	12,262,469
Value	$1,521,000	$2,047,937	$12,052,534	$211,004	$15,832,475
Dividend Income	$—	$—	$4,769	$9,414	$14,183
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2012, were as follows:
Purchases	$81,982,806
Sales	$40,558,112
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the six months ended August 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the six months ended August 31, 2012, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $5,197,062 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This one-time distribution was recorded as an increase to paid-in capital.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,062.80	$5.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.21	$5.04
1	Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED HIGH YIELD TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

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Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197104
8092705 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012